S000088434 [Member] Expense Example - iShares Top 20 U.S. Stocks ETF - iShares Top 20 U.S. Stocks ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255